Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	Over the shorter of lease term or estimated useful lives of the assets
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years